Submission	Feb. 14, 2025
Submission [Line Items]
Central Index Key	0000004904
Registrant Name	AMERICAN ELECTRIC POWER CO INC
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES